Financial Risk Management - Additional Information (Details) £ in Millions, kr in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 SEK (kr)	Apr. 30, 2021 USD ($)	Apr. 30, 2021 SEK (kr)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure Of Financial Risk Management [Line Items]
Currency derivatives		£ 0	$ 20,000,000
Fair value of currency derivatives			800,000
Nominal amount of liabilities to credit institutions	$ 5,300,000		97,600,000
Short-term investments	249,937,000
Impairments loss for outstanding trade receivables	$ 0		0
Description of employees borrowing rate	The market rate was set at a rate equivalent to Swedish government borrowing rate (Sw. statslåneräntan) at the date of the loan plus a margin of 1%.	The market rate was set at a rate equivalent to Swedish government borrowing rate (Sw. statslåneräntan) at the date of the loan plus a margin of 1%.
Loans issued to employees			$ 5,100,000
Maturity period of loans issued to employees			10 years
Credit loss reserve recognized	$ 0		$ 0
Cash and cash equivalents	295,572,000		105,364,000				$ 10,571,000	$ 20,734,000
Long term financing			88,400,000
Short-term credit facility			1,197,000
Undrawn bank overdraft facilities	397,800,000		157,900,000
SRCF Agreement
Disclosure Of Financial Risk Management [Line Items]
Sustainability loan	397,800,000			kr 3,600	$ 397,800,000	kr 3,600
Option to extend sustainability loan	$ 93,900,000			kr 850	$ 93,900,000	kr 850
Term Loan One
Disclosure Of Financial Risk Management [Line Items]
Maturity	October 2022	October 2022
Credit Facility
Disclosure Of Financial Risk Management [Line Items]
Shareholder loan	$ 146,300,000
Trade Receivables and Inventories Pledged as Collateral
Disclosure Of Financial Risk Management [Line Items]
Short-term credit facility utilized			1,900,000
Subordinated Bridge Facilities Agreement
Disclosure Of Financial Risk Management [Line Items]
Shareholder loan			$ 87,800,000
Liabilities To Credit Institutions And Available Facilities
Disclosure Of Financial Risk Management [Line Items]
Maturity	27.3 months	27.3 months	17 months
Commodity Price Risk
Disclosure Of Financial Risk Management [Line Items]
Percentage of increase in general commodity cost price to effect commodity cost	5.00%	5.00%
Expected increase in commodity cost due to increase in general commodity cost price	$ 10,000,000.0
Denominated in EUR
Disclosure Of Financial Risk Management [Line Items]
Long term financing	$ 8,000,000.0
Credit Institute in United States | Short-term Credit Facility
Disclosure Of Financial Risk Management [Line Items]
Short-term credit facility			$ 15,000,000
Interest rate swap contract [member]
Disclosure Of Financial Risk Management [Line Items]
Fair value of currency derivatives			$ 5,700,000
Bottom of Range
Disclosure Of Financial Risk Management [Line Items]
Percentage of exposure to currency risks	50.00%	50.00%
Top of Range
Disclosure Of Financial Risk Management [Line Items]
Percentage of exposure to currency risks	100.00%	100.00%